IMPORTANT INFORMATION REGARDING
THE FEDERATED HERMES FUNDS*

SUPPLEMENT TO CURRENT SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION
* The Federated Hermes Funds include the below listed registrants and funds (including all share classes)
On February 13, 2020, in connection with Federated Investors, Inc.'s corporate name change to Federated Hermes, Inc., which became effective on January 31, 2020, the Boards of Directors/Trustees (the “Boards”) of the Federated Hermes funds listed below (the “Funds”) approved changing each fund's name to replace “Federated” with “Federated Hermes.” In addition, the Boards approved changing each Fund's registrant name (the “Registrant”) as noted below. There are no changes in fund operations or investment policies as a result of the name changes. The Fund and Registrant name changes will be effective at the close of business on June 26, 2020.
CURRENT REGISTRANT/FUND NAME	NEW REGISTRANT/FUND NAME
Federated MDT Series	Federated Hermes MDT Series
Federated MDT All Cap Core Fund	Federated Hermes MDT All Cap Core Fund
Federated MDT Balanced Fund	Federated Hermes MDT Balance Fund
Federated MDT Large Cap Growth Fund	Federated Hermes MDT Large Cap Growth Fund
Federated MDT Small Cap Core Fund	Federated Hermes MDT Small Cap Core Fund
Federated MDT Small Cap Growth Fund	Federated Hermes MDT Small Cap Growth Fund

CURRENT REGISTRANT/FUND NAME	NEW REGISTRANT/FUND NAME
Money Market Obligations Trust	Federated Hermes Money Market Obligations Trust
Federated Capital Reserves Fund	Federated Hermes Capital Reserves Fund
Federated Government Obligations Fund	Federated Hermes Government Obligations Fund
Federated Government Reserves Fund	Federated Hermes Government Reserves Fund
Federated Government Obligations Tax-Managed Fund	Federated Hermes Government Obligations Tax-Managed Fund
Federated Institutional Money Market Management	Federated Hermes Institutional Money Market Management
Federated Institutional Prime Obligations Fund	Federated Hermes Institutional Prime Obligations Fund
Federated Institutional Prime Value Obligations Fund	Federated Hermes Institutional Prime Value Obligations Fund
Federated Prime Cash Obligations Fund	Federated Hermes Prime Cash Obligations Fund
Federated Treasury Obligations Fund	Federated Hermes Treasury Obligations Fund
Federated Trust for U.S. Treasury Obligations	Federated Hermes Trust for U.S. Treasury Obligations
March 24, 2020
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454996 (3/20)
© 2020 Federated Hermes, Inc.